PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.1%
Canada : 1.1%
263,217  Wheaton Precious Metals
Corp.
$ 12,405,417
1.1
Denmark : 1.8%
165,162  Novo Nordisk A/S - Class
B
21,185,893
1.8
Germany : 1.7%
588,341
(1)
Evotec SE
9,169,505
0.8
302,972
RWE AG
10,297,204
0.9
19,466,709
1.7
India : 4.9%
1,476,860
DLF Ltd.
15,934,537
1.3
154,490
Maruti Suzuki India Ltd.
23,386,924
2.0
517,680
Reliance Industries Ltd.
18,511,299
1.6
57,832,760
4.9
Indonesia : 0.9%
17,543,100
Bank Central Asia Tbk PT
11,156,322
0.9
Ireland : 1.8%
59,336
Accenture PLC - Class A
20,566,451
1.8
Italy : 1.8%
3,169,365
Enel SpA
20,922,623
1.8
Japan : 4.8%
304,500
Hitachi Ltd.
27,825,347
2.4
323,300
Sony Group Corp.
27,723,211
2.4
55,548,558
4.8
Spain : 5.1%
5,815,620
Banco Santander SA
28,406,089
2.5
609,470  Industria de Diseno Textil
SA
30,690,747
2.6
59,096,836
5.1
Switzerland : 3.8%
346,015
Holcim AG
31,347,846
2.7
22,765
Lonza Group AG
13,604,331
1.1
44,952,177
3.8
Taiwan : 1.7%
854,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
20,458,607
1.7
United States : 67.7%
228,714
Acushnet Holdings Corp.
15,083,688
1.3
52,652
(1)
Advanced Micro Devices,
Inc.
9,503,160
0.8
168,800
(1)
Amazon.com, Inc.
30,448,144
2.6
130,090
(1)
Apellis Pharmaceuticals,
Inc.
7,646,690
0.7
86,245
(1)
Arcellx, Inc.
5,998,340
0.5
1,045,190
AT&T, Inc.
18,395,344
1.6
573,090
(1)
Avantor, Inc.
14,653,911
1.3
438,440
Bank of America Corp.
16,625,645
1.4
167,308
(1)
Boston Scientific Corp.
11,458,925
1.0
375,852
(1)
Chewy, Inc. - Class A
5,979,805
0.5
87,590
(1)
Coinbase Global, Inc. -
Class A
23,221,861
2.0
105,233
Constellation Energy Corp.
19,452,320
1.7
189,000
(1)
Dave & Buster's
Entertainment, Inc.
11,831,400
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
244,430
(1)
Edwards Lifesciences
Corp.
$ 23,357,731
2.0
80,365
(1)
Elastic NV
8,055,788
0.7
14,714
Eli Lilly & Co.
11,446,904
1.0
108,930
Emerson Electric Co.
12,354,841
1.1
77,010
(1)
First Solar, Inc.
12,999,288
1.1
468,164
Freeport-McMoRan, Inc.
22,013,071
1.9
65,863
(1)
FTI Consulting, Inc.
13,850,330
1.2
186,032
General Electric Co.
32,654,197
2.8
37,345
HCA Healthcare, Inc.
12,455,678
1.1
29,985
(1)
Inspire Medical Systems,
Inc.
6,440,478
0.5
243,120  Interactive Brokers Group,
Inc. - Class A
27,158,935
2.3
744,676
(1)
Joby Aviation, Inc.
3,991,463
0.3
19,655
Lam Research Corp.
19,096,208
1.6
35,502  Meta Platforms, Inc. -
Class A
17,239,061
1.5
49,577
Microsoft Corp.
20,858,036
1.8
1,211
(1)
MicroStrategy, Inc. - Class
A
2,064,222
0.2
65,220
(1)
Nuvalent, Inc. - Class A
4,897,370
0.4
25,517
NVIDIA Corp.
23,056,141
2.0
191,287  Occidental Petroleum
Corp.
12,431,742
1.1
253,620
Otis Worldwide Corp.
25,176,857
2.2
502,359
(1)
Pinterest, Inc. - Class A
17,416,787
1.5
143,990
Prologis, Inc.
18,750,378
1.6
151,145
(1)
PTC, Inc.
28,557,336
2.4
91,210  Raymond James
Financial, Inc.
11,713,188
1.0
60,357
Rockwell Automation, Inc.
17,583,805
1.5
229,135
Schlumberger NV
12,558,889
1.1
70,895
(1)
SiTime Corp.
6,609,541
0.6
52,558
Targa Resources Corp.
5,885,970
0.5
471,531
(1)
Topgolf Callaway Brands
Corp.
7,624,656
0.6
229,791
(1)
Uber Technologies, Inc.
17,691,609
1.5
51,057
Valero Energy Corp.
8,714,919
0.7
172,328
Veralto Corp.
15,278,601
1.3
415,124  Vertiv Holdings Co. - Class
A
33,903,177
2.9
125,526
(1)
Viking Therapeutics, Inc.
10,293,132
0.9
327,120
Walmart, Inc.
19,682,810
1.7
242,995
Walt Disney Co.
29,732,868
2.5
206,820
(1)
Western Digital Corp.
14,113,397
1.2
68,175
Zoetis, Inc.
11,535,892
1.0
789,544,529
67.7
Total Common Stock
(Cost $1,015,114,162)
1,133,136,882
97.1
Total Long-Term
Investments
(Cost $1,015,114,162)
1,133,136,882
97.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Mutual Funds : 1.8%
21,040,560
(2)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
(Cost $21,040,560) $ 21,040,560 1.8
Total Short-Term
Investments
(Cost $21,040,560)
$ 21,040,560
1.8
Total Investments in
Securities
(Cost $1,036,154,722) $ 1,154,177,442 98.9
Assets in Excess of
Other Liabilities 12,322,123 1.1
Net Assets $ 1,166,499,565 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 17.2%
Information Technology 15.9
Health Care 14.1
Consumer Discretionary 13.1
Financials 10.1
Communication Services 7.1
Materials 5.6
Energy 5.0
Utilities 4.3
Real Estate 3.0
Consumer Staples 1.7
Short-Term Investments 1.8
Assets in Excess of Other Liabilities 1.1
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Global Insights Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Canada $ 12,405,417 $ — $ — $ 12,405,417
Denmark — 21,185,893 — 21,185,893
Germany — 19,466,709 — 19,466,709
India — 57,832,760 — 57,832,760
Indonesia — 11,156,322 — 11,156,322
Ireland 20,566,451 — — 20,566,451
Italy — 20,922,623 — 20,922,623
Japan — 55,548,558 — 55,548,558
Spain — 59,096,836 — 59,096,836
Switzerland — 44,952,177 — 44,952,177
Taiwan — 20,458,607 — 20,458,607
United States 789,544,529 — — 789,544,529
Total Common Stock 822,516,397 310,620,485 — 1,133,136,882
Short-Term Investments 21,040,560 — — 21,040,560
Total Investments, at fair value $ 843,556,957 $ 310,620,485 $ — $ 1,154,177,442
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 142,687,734
Gross Unrealized Depreciation (24,665,014)
Net Unrealized Appreciation $ 118,022,720